Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [Abstract]
(Loss)/Profit from continuing operations before income taxes	$ (185,749)	$ 387,639	$ 879,642
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ (31,577)	$ 65,899	$ 149,539
Increase (decrease) in tax in respect of:
Elimination Of Tax Calculated In Respect Of Group Share In Losses Of Associated Companies	72,258	(45,464)	(190,539)
Different tax rate applicable to subsidiaries operating overseas	4,371	6,429	(9,297)
Income subject to tax at a different tax rate	178	116	0
Non-deductible expenses	(2,826)	158,811	44,851
Exempt income	(26,862)	(164,822)	(23,937)
Tax Effect Of Taxes In Respect Of Prior Years	522	(739)	(361)
Tax in respect of foreign dividend	6,665	18,447	28,172
Share of non-controlling interests in entities transparent for tax purposes	0	(1,082)	5,528
Tax Losses And Other Tax Benefits For Period Regarding Which Deferred Taxes Were Not Recorded	608	511	95
Other differences	1,862	(126)	274
Tax expense on income included in the statement of profit and loss	$ 25,199	$ 37,980	$ 4,325